Operating Leases - Maturities of lease liabilities (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Maturities of lease liabilities
2024	$ 644
2025	44
Total undiscounted lease payments	688
Less: imputed interest	(57)
Total lease liabilities	$ 631